Due to Related Parties and Management Compensation	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019
Related Party Transactions [Abstract]
Due to Related Parties and Management Compensation

Note 4 - Due to related parties and management compensation

As at October 31, 2019, the Company had $46,518 non-interest bearing, unsecured, receivables with no specified terms of repayment, due to an entity controlled by two Officers of the Company.

During the six months ended October 31, 2019 we paid and accrued $41,053 for contract CFO fees.

Note 5 - Due to related party

At April 30, 2019, the Company had non-interest bearing, unsecured, payables with no specified terms of repayment, due to an entity controlled by two Officers of the Company.